Offerings - Offering: 1	Jan. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	8,242,244
Proposed Maximum Offering Price per Unit	3.52
Maximum Aggregate Offering Price	$ 29,012,699
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,442
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
(“Registration Statement”) also covers any additional number of common shares, no par value per share (“Common Shares”) of First Majestic Silver Corp (the “Company”) that become issuable under the Gatos Silver, Inc. Amended and Restated Long Term Incentive Plan (the “LTIP”) by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding number of Common Shares.

(2)	Represents 8,242,244 Common Shares that may be issued pursuant to the exercise of outstanding option awards granted under the LTIP.
(3)
Estimated pursuant to Rule 457(h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee on the basis of the weighted average exercise price of the outstanding options, converted from Canadian dollars into United States dollars using the daily rate of exchange reported by the Bank of Canada on January 13, 2025, of Cdn.$1.00 = US$0.6937.